Annual Operating Expenses {- Fidelity® Diversified International Fund} - 10.31 Fidelity Diversified International Fund K PRO-07 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Class K
Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.91%